Post-Employment Benefits - Summary of Assumed Health-care Cost Trend Rates (Detail) - Canada plan [member] - Actuarial assumption of medical cost trend rates [member]	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of defined benefit plans [line items]
Health-care cost trend rates assumed for next year	5.20%	5.30%
Rate to which the cost trend rate is assumed to decline	4.00%	4.00%
Year that the rate reaches the ultimate trend rate	2040	2040